TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Schedule of trade receivables

	As of December 31,
	2022	2021

Trade receivables	—	229

Trade receivables, net – Non-current	—	229

Current accounts	1,110,481	1,699,252
Trade receivables with related parties (Note 25)	80,078	77,416
Allowance for doubtful accounts (Note 18)	(9,870)	(9,472)

Trade receivables, net - Current	1,180,689	1,767,196

	Trade receivables, net as of December 31, 2022
	Total	Fully performing	Past due

Guaranteed	527,700	498,962	28,738
Not guaranteed	662,859	590,093	72,766

Trade receivables	1,190,559	1,089,055	101,504

Allowance for doubtful accounts (Note 18)	(9,870)	—	(9,870)

Trade receivables, net	1,180,689	1,089,055	91,634

	Trade receivables, net as of December 31, 2021
	Total	Fully performing	Past due

Guaranteed	838,798	795,466	43,332
Not guaranteed	938,099	886,079	52,020

Trade receivables	1,776,897	1,681,545	95,352

Allowance for doubtful accounts (Note 18)	(9,472)	—	(9,472)

Trade receivables, net	1,767,425	1,681,545	85,880